Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001707502
Registrant Name	Solid Biosciences Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A